Loans Receivable (Schedule Of Loans Receivable) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Total loans receivable	$ 8,498,580	$ 7,388,037
Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Total loans receivable	477,204	538,500
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Total loans receivable	471,183	522,357
Residential Mortgage Loans [Member] | Construction/ Owner Occupied [Member]
Loans Receivable [Line Items]
Total loans receivable	6,021	16,143
Commercial Loans [Member]
Loans Receivable [Line Items]
Total loans receivable	6,169,261	5,369,125
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Total loans receivable	3,631,543	3,363,891
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Total loans receivable	2,537,718	2,005,234
Consumer And Other Loans [Member]
Loans Receivable [Line Items]
Total loans receivable	1,852,115	1,480,412
Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Total loans receivable	327,985	261,896
Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Total loans receivable	1,251,125	1,019,110
Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Total loans receivable	$ 273,005	$ 199,406